Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	Roxbury Funds
Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
Roxbury Small-Cap Growth Fund - Institutional Shares (Prospectus Summary) | Roxbury Small-Cap Growth Fund - Institutional Shares | Roxbury Small-Cap Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSCIX
Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares | Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMSIX